Shareholder Report, Line Graph (Details) 193824_Innovator International Developed Power Buffer ETF - January_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Dec. 31, 2019	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - January
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator International Developed Power Buffer ETF - January NAV
Accumulated Value	$ 12,973	$ 11,100	$ 9,863	$ 11,062	$ 9,748	$ 10,000	$ 14,510
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Net (USD)
Accumulated Value	12,965	10,543	9,216	11,969	8,920	10,000	$ 15,951
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Price (USD)
Accumulated Value	$ 11,453	$ 9,563	$ 8,591	$ 11,466	$ 8,739	$ 10,000	$ 13,734